UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22923

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Infinity Core Alternative Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

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Date of fiscal year end: March 31

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Date of reporting period: June 30, 2014

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Schedule of Investments
June 30, 2014 (unaudited)

	Redemptions	Redemption	Investment
Investment Funds (95.50%)	Permitted	Notice Period	Strategy	Cost	Fair Value
Partnership Interests
Atlas Enhanced Fund, L.P. [a,b]	Monthly	45 Days	Multi-strategy	$1,750,000	$1,800,270
Caxton Global Investments (USA), LLC, Class T [a,b]	Quarterly	45 Days	Multi-strategy	3,000,000	2,891,675
Citadel Wellington Partners, LLC [a,b]	Quarterly	45 Days	Multi-strategy	3,500,000	3,904,361
D.E. Shaw Composite International Fund, LLC, Collective Liquidity Class [a,b]	Quarterly	75 Days	Multi-strategy	2,152,221	2,243,426
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	2,000,000	2,154,709
Eton Park Fund, L.P., Class A [a,b]	Quarterly [c]	65 Days	Multi-strategy	3,000,000	3,307,062
King Street Capital, L.P. [a,b]	Quarterly [c,e]	65 Days	Global long/short credit and event-driven	3,000,000	3,282,148
Millennium USA, L.P., Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	3,000,000	3,225,893
Perry Partners, L.P., Class C [a,b]	Annually [d,f]	90 Days	Opportunistic and event-driven	2,000,000	2,051,389
Total Partnership Interests (cost $23,402,221) (95.50%)					24,860,933

Total Investments (cost $23,402,221) (95.50%)					$24,860,933
Other assets less liabilities (4.50%)					1,170,853
Net Assets - 100.00%					$26,031,786

[a]	Non-income producing.
[b]	Investment Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Investment Fund can institute a gate provision on redemptions at the investor level of 20 - 25% of the fair value of the investment in the Investment Fund.
[d]	The Investment Fund can institute a gate provision on redemptions at the fund level of 8 - 20% of the fair value of the investment in the Investment Fund.
[e]	Withdrawals from the Investment Fund are permitted after a one year lock-up period from the date of the initial investment which expires on September 30, 2014.
[f]	Withdrawals from the Investment Fund are permitted after a one year lock-up period from the date of the initial investment which expires on December 31, 2014.

The accompanying notes are an integral part of the Schedule of Investments.

The Infinity Core Alternative Fund (the “Fund”) invests its assets in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States. The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, Vivaldi Asset Management, LLC (the “Investment Manager”), Infinity Capital Advisors, LLC (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”) and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, for Investment Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

Investments	Level 1	Level 2	Level 3	Total
Investment Funds
Multi-strategy	$-	$12,307,617	$7,219,779	$19,527,396
Global long/short credit and event-driven	-	820,537	2,461,611	3,282,148
Opportunistic and event-driven	-	-	2,051,389	2,051,389
Total Investments	$-	$13,128,154	$11,732,779	$24,860,933

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes.

The Investment Funds compensate their respective Investment Fund managers through management fees ranging from 0% to 2.6% annually of average net asset value of the Fund’s investment and incentive allocations typically ranging between 20% and 27.5% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in accounting principles generally accepted in the United States of America (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Investment Funds held by the Fund as of June 30, 2014:

Investments	Fair Value as of 6/30/14	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Investment Funds
Partnership Interests	$11,732,779	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$11,732,779

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Investment Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The following is a roll-forward reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Investment Funds
Balance as of April 1, 2014	$11,927,416
Gross Purchases	-
Gross Sales	-
Net Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	215,631
Transfers out of Level 3	(410,268)
Balance as of June 30, 2014	$11,732,779

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2014 relating to investments in Level 3 assets still held at June 30, 2014 is $215,631.

During the period ended June 30, 2014 the Fund did not have any significant transfers between Levels 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period. Transfers between Levels 2 and 3 will generally relate to a change in the liquidity restrictions of the Investment Funds.

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$1,238,287
Gross unrealized depreciation	-
Net unrealized appreciation/(depreciation)	$1,238,287
Tax cost	$21,500,000

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	August 29, 2014

By (Signature and Title)*	/s/ Randal Golden
Randal Golden, Treasurer
(Principal Financial Officer)

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.